ORGANIZATION AND DESCRIPTION OF BUSINESS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Hip Cuisine, Inc. (the “Company” or “HIP”) was incorporated in the State of Florida on March 19, 2014. The Company’s sole subsidiary Hip Cuisine, Inc. (“HCP”) was incorporated in Panama on February 24, 2014. The Company’s fiscal year end is December 31.

The Company is an international nutritional value concepts company and global fresh-served food purveyor for the health-conscious consumer with locations in Panama and the State of California, USA operated through its wholly owned subsidiary Rawkin Juice, Inc.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Hip Cuisine, Inc. (the “Company” or “HIP”) was incorporated in the State of Florida on March 19, 2014. The Company’s sole subsidiary Hip Cuisine, Inc. (“HCP”) was incorporated in Panama on February 24, 2014. The Company’s fiscal year end is December 31.

The Company operates Latin American fusion restaurants that deliver fast nutritious healthy food in Panama, Colombia and Miami, Florida, USA.